SCHEDULE OF ACCOUNTS RECEIVABLE, NET (Details) - USD ($)	Sep. 30, 2025	Sep. 30, 2024
Credit Loss [Abstract]
Accounts receivable	$ 156,614	$ 48,111
Less: allowance for credit loss
Account receivable, net	$ 156,614	$ 48,111